Income Taxes	12 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Income Taxes

(15) Income Taxes

Cayman Islands

The Company was incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the laws of the Cayman Islands. The Company mainly conducts its operating business through its subsidiaries in the PRC and Hong Kong. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands

The Company’s subsidiaries incorporated in the British Virgin Islands is not subject to taxation.

Vietnam

The Company’s Vietnam subsidiaries, MPG Global Company Limited, Yee Woo Vietnam Paper Products Company Limited and Millennium Printing and Packaging Technology (Vietnam) Co., Ltd are subject to Vietnam corporate income tax on its taxable income as reported in their statutory financial statements adjusted in accordance with relevant Vietnam tax laws. The corporate tax rate under Vietnam tax laws is 20%. Tax losses can be carried forward for five years but cannot be carried back. Current income tax expense of the Vietnam subsidiaries was US$257 for the year ended June 30, 2026. There were no assessable profits from the Vietnam subsidiaries during the years ended June 30, 2025 and 2024.

Hong Kong

The Company’s Hong Kong subsidiaries, including Millennium Investment International Limited, Millennium Strategic International Limited, Wah Tong Investment International Limited, Yee Woo Paper Investment International Limited, Millennium Printing International Limited, Millennium Packaging Group International Limited, Millennium Printing International Technology Limited (formerly known as Yee Woo Paper Packaging (HK) Company Limited) and Millennium Holdings International Limited are subject to Hong Kong Profits Tax on their taxable income as reported in their statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. Hong Kong Profits Tax is calculated at 16.5% of the estimated assessable profit for the years ended June 30, 2026, 2025 and 2024. Tax losses can be carried forward to offset profits in future years until fully absorbed but cannot be carried back.

PRC

The Company’s PRC operating subsidiaries, Millennium Printing (Shenzhen) Co., Ltd, Yee Woo Paper Industry (Shenzhen) Co., Ltd., Putian Xiqi Branding Strategy Co., Ltd., Millennium Packaging Technology (Huizhou) Co., Ltd., Millennium (Huizhou) Technology Co., Ltd. and Huizhou Yimeinuo Industry Co., Ltd are governed by the income tax laws of the PRC and the income tax provisions in respect to operations in the PRC is calculated at the applicable tax rate on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), Chinese enterprises are subject to an income tax of 25% after appropriate tax adjustments. The net tax loss attributable to those PRC entities can only be carried forward for a maximum period of five years.

Significant components of the provisions for income taxes for the years ended June 30, 2026, 2025 and 2024 were as follows:

	2026	2025	2024
	$	$	$
Provision for Income Taxes
Current Tax Provision Hong Kong	129,616	127,019	127,471
Deferred Tax Provision Hong Kong	(7,998)	1,712	(5,032)
Current Tax Provision PRC	-	-	29,862
Current Tax Provision Vietnam	257	-	-
Deferred Tax Provision PRC	114,879	164,361	54,643
Deferred Tax Provision Vietnam	10,061	-	-
Total Provision for Income Taxes	246,815	293,092	206,944

The following table reconciles PRC statutory rates to our effective tax rate:

	Year Ended June 30,
	2026	2025	2024
PRC Statutory rate	25%	25%	25%
Effect of different tax jurisdictions and tax rate preferences	(4)%	(12)%	(6)%
Effect of change in enacted tax rate	3%	-	-
Non-deductible expenses	3%	5%	(3)%
Tax losses not recognized	(28)%	(21)%	(18)%
Change in valuation allowance	(3)%	(2)%	-
Effective income tax rate	(4)%	(5)%	(2)%

Management reviews this valuation allowance periodically and will make adjustments as warranted. A summary of the otherwise deductible (or taxable) deferred tax items is as follows:

	June 30,	June 30,
	2026	2025
	$	$
Deferred tax assets
Miscellaneous	8,197	3,916
Allowance for doubtful accounts	41,129	13,517
Allowance for inventories	87,601	94,703
Tax loss	317,399	199,153
Operating lease liabilities	123,733	-
Total	578,058	311,289
Less: valuation allowance	(392,269)	(145,306)
Total deferred tax assets	185,789	165,983
Deferred tax liabilities – operating lease right-of-use assets	133,973	-